SHAREHOLDERS EQUITY (DEFICIT) - Schedule of Stock Option Activity (FY) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Beginning balance (in shares)	2,369,169	2,507,618	613,463
Granted (in shares)	0	382,726	1,894,155
Cancelled (in shares)	(36,748)	(313,783)	0
Exercised (in shares)	(43,262)	(207,392)	0
Ending balance (in shares)	2,289,159	2,369,169	2,507,618	613,463
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 1.43	$ 0.14	$ 0.12
Granted (in dollars per share)	0	8.21	0.14
Cancelled (in dollars per share)	3.8	0.22
Exercised (in dollars per share)	0.13	0.12
Ending balance (in dollars per share)	$ 1.34	$ 1.43	$ 0.14	$ 0.12
Weighted Average Remaining Contractual Term (years)
Outstanding	8 years 6 months	8 years 9 months 18 days	9 years 4 months 24 days	9 years 7 months 6 days
Options Exercisable (in shares)	1,924,903	2,232,117
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 0.24	$ 0.21